EXPLORATION AND EVALUATION ASSETS (Tables)	12 Months Ended
Jun. 30, 2026
EXPLORATION AND EVALUATION ASSETS [Abstract]
Schedule of Exploration and Evaluation Assets

Titan Project (1)
US$
2026
Carrying amount at June 30, 2025	6,512,326
Additions	1,256,092
Carrying amount at June 30, 2026(1) (2)	7,768,418

2025
Carrying amount at June 30, 2024	6,114,061
Additions	644,661
Write-offs	(246,396)
Carrying amount at June 30, 2025	6,512,326

2024
Carrying amount at June 30, 2023	3,059,021
Additions	3,055,040
Carrying amount at June 30, 2024	6,114,061
Notes:
(1)At June 30, 2026, the Titan Project comprised over 10,000 acres of surface and associated mineral rights in Tennessee prospective for heavy mineral sands, including titanium, rare earth minerals, high grade silica sand, and zircon, of which approximately 1,500 acres are owned by IperionX, approximately 1,200 acres are subject to long-term lease by IperionX, and approximately 7,500 acres are subject to exclusive option agreements with IperionX. These exclusive option agreements, upon exercise, allow the Group to lease, or in some cases purchase, the surface property and associated mineral rights.
(2)The ultimate recoupment of costs carried forward for exploration and evaluation is dependent on the successful development and commercial exploitation or sale of the respective areas of interest.